Payments, by Government - Canada - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Ember Resources Inc. | Camrose County
Total	$ 1,584,000			$ 1,584,000
Ember Resources Inc. | County of Stettler No. 6
Total	2,194,000			2,194,000
Ember Resources Inc. | County of Wetaskiwin No. 10
Total	146,000			146,000
Ember Resources Inc. | Kneehill County
Total	5,279,000			5,279,000
Ember Resources Inc. | Lacombe County
Total	1,417,000			1,417,000
Ember Resources Inc. | Mountainview County
Total	1,541,000			1,541,000
Ember Resources Inc. | Ponoka County
Total	909,000			909,000
Ember Resources Inc. | Red Deer County
Total	1,464,000			1,464,000
Ember Resources Inc. | Rockyview County
Total	2,032,000			2,032,000
Ember Resources Inc. | Starland County
Total	264,000			264,000
Ember Resources Inc. | Wheatland County
Total	2,017,000			2,017,000
Ember Resources Inc. | Government Of Alberta, Alberta Energy Regulator
Total			$ 6,211,000	6,211,000
Ember Resources Inc. | Government of Alberta
Total		$ 2,080,000		2,080,000
Ember Resources Inc. | Alberta Energy - FHMT Alberta Department of Energy (Crown roy)
Total		408,000
Ember Resources Inc. | Government of Alberta, Alberta Boiler Safety Association
Total			155,000	155,000
Ember Resources Inc. | Government of Alberta, Minister of Finance
Total			1,177,000	1,177,000
Hammerstone Infrastructure Materials Ltd. | Government of Alberta
Total	2,060,000	$ 680,000	$ 1,010,000	3,750,000
Hammerstone Infrastructure Materials Ltd. | Government Of Canada, Receiver General
Total	$ 3,860,000			$ 3,860,000